Share-Based Compensation - Additional Information (Detail)		1 Months Ended	12 Months Ended
	May 25, 2018 $ / shares shares	May 31, 2018 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			¥ 33,410,913	$ 4,859,416		¥ 4,100,000
Exercise price for options | $ / shares	$ 1.80
Total fair value of the vested share options | ¥			0		¥ 0
Unrecognized compensation expense related to unvested options			¥ 112,475,445				$ 16,358,875
Expense is expected to recognized over weighted-average period			2 years 3 months	2 years 3 months
Expense is expected to recognized over weighted-average remaining contractual period			9 years 4 months 28 days	9 years 4 months 28 days
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		5,569,105
Options under the ESOP	27,845,526
Exercise price for options | $ / shares	$ 1.80
Vesting period of options granted	4 years
Vesting term	Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively.
Share-based Compensation Award, Tranche One [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			50.00%	50.00%
Share-based Compensation Award, Tranche Two [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Share-based Compensation Award, Tranche Three [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Consolidated VIE [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						4,000,000